Apr. 30, 2025
SmartETFs Dividend Builder ETF
SmartETFs Dividend Builder ETF
Investment Objective
SmartETFs Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmartETFs Dividend Builder ETF SmartETFs Dividend Builder ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	SmartETFs Dividend Builder ETF SmartETFs Dividend Builder ETF
Management Fees:	0.45%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	0.56%
Tax Expense	0.01%
All Other Expenses	0.55%
Total Annual Fund Operating Expense:	1.01%
Fee Waiver/Expense Reimbursement:	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	0.66%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.65% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in SmartETFs Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF | USD ($)	67	211	450	1,135

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when SmartETFs Dividend Builder ETF shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 10.07% of the average value of its portfolio.

Principal Investment Strategies

The SmartETFs Dividend Builder ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities in dividend-paying companies that the Adviser believes have the ability to consistently increase their dividend payments over the medium term (three to five years). Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating returns on capital, which is a measure of income produced by a company when compared to capital invested in the company’s operations. In the Adviser’s view, “dividend builder” refers to a dividend-paying company which the Adviser believes will experience increasing dividends over time. The Adviser seeks to invest in companies that have returned a real cash flow (cash flow adjusted for inflation) on investment of at least 10% for each of the last 10 years and, in the opinion of the Adviser, are likely to grow their dividend over time; however, this is one of several criteria used by the Adviser and it is possible that not all investments may meet this criterion. The Fund will not change this strategy unless it gives shareholders at least 60 days’ notice.

The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its judgment and analysis of a company’s activities. In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity and its potential for share price appreciation or return and for consistent, real (after inflation) dividend growth while maintaining company value.

Typically, the Fund will hold around 35 positions of approximately equal weight, but the portfolio may vary over time. Under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any capitalization size.

The Fund will invest in companies on a global basis, meaning that it will generally hold both domestic and foreign companies, and may invest in companies economically tied to developed markets and emerging markets outside of the United States, including companies economically tied to countries in Europe, including France, Germany, Netherlands, Switzerland, the United Kingdom, and countries in Asia, including China, Australia, South Korea and Japan. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) and there is no specific allocation of investments to US issuers or non-US issuers. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. For more information about how the Adviser determines that a company is economically tied a foreign country, see “More About the Fund’s Investment Strategies and Risks” in this Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Principal Risks
Performance

The following performance information indicates some of the risks of investing in the SmartETFs Dividend Builder ETF.

The SmartETFs Dividend Builder ETF acquired the assets and liabilities of the predecessor mutual fund, the Guinness Atkinson Dividend Builder Fund, on March 26, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of its predecessor mutual fund, the Guinness Atkinson Dividend Builder Fund. The information shown below is for the predecessor mutual fund. The Fund’s total net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and table for the predecessor fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the SmartETFs Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the predecessor mutual fund’s average annual returns compare with a broad-based securities market index. Unlike the predecessor mutual fund’s returns, these index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website www.smartetfs.com.

The year-to-date return for the Fund as of March 31, 2025, was 2.63%.

During the period shown in the bar chart, the best performance for a quarter was 15.33% (for the quarter ended June 30, 2020. The worst performance was (18.55)% (for the quarter ended March 31, 2020).

Average Annual Total Returns as of 12/31/24
Average Annual Returns - SmartETFs Dividend Builder ETF	Label	1 Year		5 Years		10 Years
SmartETFs Dividend Builder ETF	Return Before Taxes	13.35%		10.58%		9.63%
SmartETFs Dividend Builder ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	12.65%	[1]	9.57%	[1]	8.79%	[1]
SmartETFs Dividend Builder ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.40%	[1]	8.20%	[1]	7.70%	[1]
MSCI World Index (Net Return)	MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	18.67%		11.15%		9.94%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.